Deposits (Narrative) (Details)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 30, 2012 USD ($)	Mar. 31, 2011 JPY (¥)
Deposits [Abstract]
Time deposits, including certificates of deposits ("CDs"), issued in amount of JPY10 million or more, Domestic deposits		¥ 26,882,261,000,000		¥ 26,960,090,000,000
Time deposits, including certificates of deposits ("CDs"), issued in amount of US$100,000 or more, Foreign deposits		17,553,275,000,000		13,898,728,000,000
US$ equivalent of JPY10 million based on Federal Reserve Bank of New York's noon buying rate			121,000
Minimum amount of time deposit issued denominated in Japanese Yen which are included in disclosure, domestic		10,000,000
Minimum amount of time deposit issued denominated in US dollars which are included in disclosure, foreign	$ 100,000